UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-8287

Cohen & Steers Realty Income Fund, Inc.
(Exact name of registrant as specified in charter)

280 Park Avenue, New York, NY			10017
(Address of principal executive offices)			(Zip code)

Adam M. Derechin Cohen & Steers Capital Management, Inc. 280 Park Avenue New York, New York 10017
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(212) 832-3232

Date of fiscal year end:	December 31

Date of reporting period:	June 30, 2010

Item 1. Reports to Stockholders.

COHEN & STEERS REALTY INCOME FUND, INC.

To Our Shareholders:

We would like to share with you our report for the six months ended June 30, 2010. The net asset values (NAV) per share at that date were $9.41, $8.90, $8.89 and $9.70 for Class A, Class B, Class C and Class I shares, respectively.

The total returns, including income and change in NAV, for the Fund and its comparative benchmarks were:

Six Months Ended June 30, 2010
Cohen & Steers Realty Income Fund—Class A	4.86%
Cohen & Steers Realty Income Fund—Class B	4.67%
Cohen & Steers Realty Income Fund—Class C	4.61%
Cohen & Steers Realty Income Fund—Class I	5.12%
FTSE NAREIT Equity REIT Index[a]	5.56%
S&P 500 Index[a]	–6.65%

The performance data quoted represent past performance. Past performance is no guarantee of future results. The investment return and the principal value of an investment will fluctuate and shares, if redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Current total returns of the Fund can be obtained by visiting our Web site at cohenandsteers.com. Performance quoted does not reflect the deduction of the maximum 4.5% initial sales charge on Class A shares or the 5% and 1% maximum contingent deferred sales charge on Class B and Class C shares, respectively. If such charges were included, returns would have been lower.

The Fund implements fair value pricing when the daily change in a specific U.S. market index exceeds a predetermined percentage. Fair value pricing adjusts the valuation of non-U.S. holdings to account for such index change following the close of foreign markets. This standard practice has been adopted by a majority of the fund industry to deter investors from arbitraging funds with a large percentage of non-U.S. holdings. In the event fair value pricing is implemented on the first and/or last day of a performance measurement period, the Fund's return may diverge from the relative performance of its benchmark index, which does not use fair value pricing. An investor cannot invest directly in an index.

Please note that the distributions paid by the Fund to shareholders are subject to recharacterization for tax purposes. These recharacterizations could result in the Fund paying distributions in excess of its investment company taxable income and this excess would be a tax-free return of capital distributed from the Fund's assets.

a  The FTSE NAREIT Equity REIT Index is an unmanaged, market-capitalization-weighted index of all publicly traded REITs that invest predominantly in the equity ownership of real estate. The index is designed to reflect the performance of all publicly traded equity REITs as a whole. The S&P 500 Index is an unmanaged index of common stocks that is frequently used as a general measure of stock market performance.

COHEN & STEERS REALTY INCOME FUND, INC.

Investment Review

U.S. real estate stocks made gains across virtually all sectors in the first six months of 2010. The group began to rise in February as fourth-quarter 2009 earnings generally met expectations and indicated stabilization in occupancies and rents. REITs gave back some ground when risk factors, such as Europe's sovereign debt crisis, weighed on capital markets. They nonetheless outperformed the broad U.S. equity market by a wide margin for the period; the FTSE NAREIT Equity REIT index had a total return of +5.6% for the year through June 30, compared with –6.7% for the S&P 500 Index.

The U.S. hotel sector (which had a return of +10.8% for the period)b was a top performer. Revenue per available room began to grow again and signaled that a sustainable recovery might be at hand. The apartment sector (+16.3%) benefited from improved pricing power due to growth in employment that encouraged household formation, which subsequently led to demand for apartment units.

Regional malls (+6.0%) also outperformed, led by highly leveraged companies that recapitalized. Shopping centers (+3.2%), which tend to have more stable anchor tenants such as grocery stores, lagged in the cyclical recovery.

The office sector (+0.8%) had mixed performance. Offices in major city centers have seen a trough in occupancies and fewer rent concessions, and in certain cases have even started to raise rents. Companies in suburban markets generally struggled, primarily due to lack of demand from tenants. The industrial sector (–13.8%) was the only sector to end the period in negative territory. ProLogis, the largest weight in the sector, had disappointing earnings and was pressured by concerns over its exposure to Europe.

Acquisition activity picked up

There was an increase in earnings-accretive acquisition announcements, a development we have been expecting. Some are occurring in less traditional sectors, such as data centers, where public owners have a cost-of-capital advantage. Realty Income, an owner of retail and other assets, purchased $270 million of winery and vineyard properties under long-term, triple-net lease agreements that are likely to improve earnings growth.

Ventas, a REIT that operates senior housing and health care properties, acquired a portfolio of 95 medical office buildings and ambulatory facilities at a price between $300 million and $400 million. The transaction gave Ventas a 100% interest in some of the properties and joint venture interests in the others. The deal also highlights

b  Sector returns in USD as measured by the FTSE NAREIT Equity REIT Index. Past performance does not guarantee future results. This information is not representative of any Cohen & Steers account and no such account will seek to replicate an index. You cannot invest directly in an index.

COHEN & STEERS REALTY INCOME FUND, INC.

how joint ventures are becoming an attractive source of acquisition opportunities, as partners buy each other out at reasonable prices.

After a few quiet months, the initial public offering (IPO) market for REITs picked up again in June. Los Angeles-based Hudson Pacific sold 12.8 million shares priced at $17. The company owns a $500 million pool of well-located office and media assets, principally in Southern California.

Fund performance

The Fund had a positive total return in the period but underperformed its benchmark. Stock selection in the health care sector was the largest detractor from total return—notably, our out-of-index allocation to Brookdale Senior Living. Unlike more traditional net lease health care companies, Brookdale's underlying fundamentals are more dependent on a healthy economy—specifically, strong employment and a stable housing market. Brookdale was also affected by a large equity offering by existing shareholders.

Our stock selection and overweight in industrial REITs also hindered performance. ProLogis, which dominates the industrial sector, declined in part due to concerns about its European property exposure. That notwithstanding, we believe the company is attractive and is experiencing positive momentum in Europe, where its build-to-suit activity is still strong. Within regional malls, the Fund did not own CBL & Associates, an owner of secondary malls. CBL's price rose sharply in the first quarter on expectations that the cap rate compression witnessed among primary mall owners would extend to owners of middle market malls, which would benefit the more leveraged CBL.

Factors that boosted performance included our stock selection and underweight in the office sector, where we focused on owners of urban properties, and our allocations to the apartment and hotel sectors. With respect to the apartment sector, our strong overweight in BRE Properties was particularly beneficial; measured by relative performance, the company was one of the period's top-performing residential REITs. Our relatively small allocation to REIT preferreds (which had a total return of +19.4% within the portfolio), which are not in the index, also provided a boost to return.

Investment Outlook

We expect the economy and jobs picture to improve through the rest of 2010, although the potential magnitude of the recovery is unclear. There will likely be statistical aberrations, both high and low, with respect to employment and other critical data. Nonetheless, we believe the cyclical upturn will continue, albeit at a more moderate pace. Even modest economic growth should allow for single-digit earnings growth among REITs, with even higher rates of dividend growth as REIT payout ratios move up from historically low levels.

COHEN & STEERS REALTY INCOME FUND, INC.

The trend of companies making purchases that are accretive to earnings and net asset value could gain further momentum, in our view. At the same time, we have been witnessing a recovery in fundamentals in certain sectors. Combined with what we believe will be low single-digit U.S. GDP growth in 2010, the onset of the acquisition and fundamental-recovery stages for REITs should be a positive long-term development.

Sincerely,

MARTIN COHEN	ROBERT H. STEERS

Co-chairman	Co-chairman

JOSEPH M. HARVEY	THOMAS N. BOHJALIAN

Portfolio Manager	Portfolio Manager

The views and opinions in the preceding commentary are subject to change. There is no guarantee that any market forecast set forth in the commentary will be realized. This material represents an assessment of the market environment at a specific point in time, should not be relied upon as investment advice and is not intended to predict or depict performance of any investment.

Visit Cohen & Steers online at cohenandsteers.com

For more information about any of our funds, visit cohenandsteers.com, where you will find daily net asset values, fund fact sheets and portfolio highlights. You can also access newsletters, education tools and market updates covering the global real estate, listed infrastructure, utilities, large cap value and preferred securities sectors.

In addition, our Web site contains comprehensive information about our firm, including our most recent press releases, profiles of our senior investment professionals and an overview of our investment approach.

COHEN & STEERS REALTY INCOME FUND, INC.

Performance Review—(Unaudited)

Average Annual Total Returns—For Periods Ended June 30, 2010

	Class A Shares	Class B Shares	Class C Shares	Class I Shares
1 Year (with sales charge)	50.57%[a]	51.79%[b]	55.74%[d]	—
1 Year (without sales charge)	57.66%	56.79%	56.74%	58.27%
5 Years (with sales charge)	–1.52%[a]	–1.64%[c]	–1.25%	—
5 Years (without sales charge)	–0.61%	–1.24%	–1.25%	–0.26%
10 Years (with sales charge)	8.48%[a]	8.24%	8.24%	—
10 Years (without sales charge)	8.98%	8.24%	8.24%	9.44%
Since Inception[e] (with sales charge)	7.02%[a]	6.11%	6.14%	—
Since Inception[e] (without sales charge)	7.40%	6.11%	6.14%	7.58%

The performance data quoted represent past performance. Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate and shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Performance information current to the most recent month-end can be obtained by visiting our Web site at cohenandsteers.com. The performance table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

The expense ratios for each class of shares as disclosed in the May 1, 2010 prospectuses were as follows: Class A—1.39%; Class B and Class C—2.04% and Class I—1.04%.

a  Reflects a 4.50% front-end sales charge.

b  Reflects a contingent deferred sales charge of 5%.

c  Reflects a contingent deferred sales charge of 2%.

d  Reflects a contingent deferred sales charge of 1%.

e  Inception dates: September 2, 1997, January 15, 1998, January 14, 1998, and July 15, 1998 for Class A, B, C, and I, respectively.

COHEN & STEERS REALTY INCOME FUND, INC.

Expense Example (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption fees; and (2) ongoing costs including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2010—June 30, 2010.

Actual Expenses

The first line of the following table provides information about actual account values and expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

COHEN & STEERS REALTY INCOME FUND, INC.

Expense Example (Unaudited)—(Continued)

	Beginning Account Value January 1, 2010	Ending Account Value June 30, 2010	Expenses Paid During Period[a] January 1, 2010– June 30, 2010
Class A
Actual (4.86% return)	$1,000.00	$1,048.60	$6.81
Hypothetical (5% annual return before expenses)	$1,000.00	$1,018.15	$6.71
Class B
Actual (4.67% return)	$1,000.00	$1,046.70	$10.10
Hypothetical (5% annual return before expenses)	$1,000.00	$1,014.93	$9.94
Class C
Actual (4.61% return)	$1,000.00	$1,046.10	$10.10
Hypothetical (5% annual return before expenses)	$1,000.00	$1,014.93	$9.94
Class I
Actual (5.12% return)	$1,000.00	$1,051.20	$5.03
Hypothetical (5% annual return before expenses)	$1,000.00	$1,019.89	$4.96

a  Expenses are equal to the Fund's Class A, Class B, Class C and Class I annualized expense ratio of 1.34%, 1.99%, 1.99% and 0.99%, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

COHEN & STEERS REALTY INCOME FUND, INC.

JUNE 30, 2010

Top Ten Holdingsa
(Unaudited)

Security	Value	% of Net Assets
Simon Property Group	$48,801,747	10.8%
Public Storage	20,447,866	4.5
Equity Residential	18,271,340	4.0
Boston Properties	15,677,322	3.5
ProLogis	13,266,390	2.9
Vornado Realty Trust	13,177,980	2.9
Macerich Co.	11,710,158	2.6
Host Hotels & Resorts	11,205,560	2.5
Rayonier	10,287,034	2.3
AvalonBay Communities	10,165,752	2.3

a  Top ten holdings are determined on the basis of the value of individual securities held. All of the securities listed above are common stock.The Fund may also hold positions in other types of securities issued by the companies listed above. See the Schedule of Investments for additional details on such other positions.

Sector Breakdown

(Based on Net Assets)
(Unaudited)

COHEN & STEERS REALTY INCOME FUND, INC.

SCHEDULE OF INVESTMENTS

June 30, 2010 (Unaudited)

		Number of Shares	Value
COMMON STOCK	95.0%
FINANCIAL—BANK	0.2%
SJB Escrow Corp., Class A, 144Aa,b,c,d		44,900	$898,000
REAL ESTATE	94.8%
DIVERSIFIED	5.3%
Duke Realty Corp.		312,504	3,546,920
Forest City Enterprises[c]		469,378	5,313,359
Lexington Realty Trust		311,115	1,869,801
Vornado Realty Trust		180,644	13,177,980
			23,908,060
HEALTH CARE	10.0%
Assisted Living Concepts[c]		73,860	2,185,517
Brookdale Senior Living[c]		518,219	7,773,285
Cogdell Spencer		331,733	2,242,515
Emeritus Corp.[c]		192,812	3,144,764
HCP		276,454	8,915,642
Health Care REIT		190,595	8,027,861
LTC Properties		185,010	4,490,193
Nationwide Health Properties		227,933	8,153,163
			44,932,940
HOTEL	7.5%
Chesapeake Lodging Trust[c]		48,860	772,965
Hersha Hospitality Trust		946,292	4,277,240
Hospitality Properties Trust		268,205	5,659,125
Host Hotels & Resorts		831,273	11,205,560
Hyatt Hotels Corp.[c]		88,708	3,290,180
Strategic Hotels & Resorts[c]		1,016,210	4,461,162
Sunstone Hotel Investors[c]		410,818	4,079,423
			33,745,655
INDUSTRIAL	3.6%
AMB Property Corp.		90,075	2,135,678
ProLogis		1,309,614	13,266,390
Segro PLC (United Kingdom)[d]		228,655	862,127
			16,264,195

See accompanying notes to financial statements.

COHEN & STEERS REALTY INCOME FUND, INC.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2010 (Unaudited)

		Number of Shares	Value
OFFICE	13.0%
BioMed Realty Trust		276,937	$4,455,916
Boston Properties		219,755	15,677,322
BR Properties SA (Brazil)		320,482	2,281,548
Brookfield Properties Corp. (Canada)		316,815	4,448,083
Douglas Emmett		468,069	6,655,941
Hudson Pacific Properties[c]		113,547	1,958,686
Kilroy Realty Corp.		72,813	2,164,730
Liberty Property Trust		268,428	7,744,148
Mack-Cali Realty Corp.		146,487	4,355,059
SL Green Realty Corp.		158,461	8,721,693
			58,463,126
OFFICE/INDUSTRIAL	1.3%
PS Business Parks		102,901	5,739,818
RESIDENTIAL	18.3%
APARTMENT	16.9%
Apartment Investment & Management Co.		308,824	5,981,921
Associated Estates Realty Corp.		446,375	5,780,556
AvalonBay Communities		108,876	10,165,752
BRE Properties		246,459	9,101,731
Colonial Properties Trust		243,817	3,542,661
Education Realty Trust		446,740	2,693,842
Equity Residential		438,793	18,271,340
Essex Property Trust		36,579	3,567,916
Home Properties		78,300	3,528,981
Melcor Developments Ltd. (Canada)		173,226	2,131,662
Post Properties		135,371	3,076,983
UDR		395,377	7,563,562
Unite Group PLC (United Kingdom)[c,d]		288,885	746,102
			76,153,009
MANUFACTURED HOME	1.4%
Equity Lifestyle Properties		120,050	5,790,012
Parkbridge Lifestyles Communities (Canada)		171,429	837,378
			6,627,390
TOTAL RESIDENTIAL			82,780,399

See accompanying notes to financial statements.

COHEN & STEERS REALTY INCOME FUND, INC.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2010 (Unaudited)

		Number of Shares	Value
SELF STORAGE	5.9%
Public Storage		232,600	$20,447,866
Sovran Self Storage		95,596	3,291,370
U-Store-It Trust		417,474	3,114,356
			26,853,592
SHOPPING CENTER	23.4%
COMMUNITY CENTER	9.5%
Developers Diversified Realty Corp.		960,306	9,507,029
Federal Realty Investment Trust		35,181	2,472,169
Kimco Realty Corp.		738,509	9,925,561
Ramco-Gershenson Properties Trust		346,041	3,495,014
Regency Centers Corp.		193,869	6,669,094
Urstadt Biddle Properties—Class A		203,010	3,274,551
Weingarten Realty Investors		382,532	7,287,235
			42,630,653
FREE STANDING	0.5%
Excel Trust[c]		186,433	2,237,196
REGIONAL MALL	13.4%
Macerich Co.		313,777	11,710,158
Simon Property Group		604,356	48,801,747
			60,511,905
TOTAL SHOPPING CENTER			105,379,754
SPECIALTY	6.5%
Digital Realty Trust		142,036	8,192,636
DuPont Fabros Technology		81,299	1,996,703
Plum Creek Timber Co.		167,651	5,788,989
Rayonier		233,690	10,287,034
Weyerhaeuser Co.		93,600	3,294,720
			29,560,082
TOTAL REAL ESTATE			427,627,621
TOTAL COMMON STOCK (Identified cost—$345,929,347)			428,525,621

See accompanying notes to financial statements.

COHEN & STEERS REALTY INCOME FUND, INC.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2010 (Unaudited)

		Number of Shares	Value
PREFERRED SECURITIES—$25 PAR VALUE	3.6%
BANK	0.2%
Synovus Financial Corp., 8.25%, due 5/15/13 Series tMED		39,100	$966,943
REAL ESTATE	3.4%
DIVERSIFIED	1.3%
Capital Lease Funding, 8.125%, Series A		90,000	2,151,900
Forest City Enterprises, 7.375%, Class A		60,000	1,233,000
Lexington Realty Trust, 6.50%, Series C ($50 par value)		35,950	1,281,797
Lexington Realty Trust, 7.55%, Series D		59,250	1,214,625
			5,881,322
HOTEL	0.3%
Ashford Hospitality Trust, 8.45%, Series D		58,000	1,163,480
OFFICE/INDUSTRIAL	0.2%
PS Business Parks, 7.375%, Series O		44,475	1,081,187
RESIDENTIAL—APARTMENT	0.3%
Alexandria Real Estate Equities, 7.00%, Series D		60,000	1,300,200
SHOPPING CENTER	1.0%
COMMUNITY CENTER	0.5%
Developers Diversified Realty Corp., 8.00%, Series G		110,000	2,505,800
REGIONAL MALL	0.5%
CBL & Associates Properties, 7.375%, Series D		99,992	2,128,830
TOTAL SHOPPING CENTER			4,634,630
SPECIALTY	0.3%
Entertainment Properties Trust, 9.00%, Series E		50,000	1,285,000
TOTAL REAL ESTATE			15,345,819
TOTAL PREFERRED SECURITIES—$25 PAR VALUE (Identified cost—$14,251,227)			16,312,762
		Principal Amount
CORPORATE BONDS	0.5%
REAL ESTATE—INDUSTRIAL
ProLogis, 7.375%, due 10/30/19 (Identified cost—$1,575,735)		$2,500,000	2,452,488

See accompanying notes to financial statements.

COHEN & STEERS REALTY INCOME FUND, INC.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2010 (Unaudited)

		Number of Shares	Value
SHORT-TERM INVESTMENTS	0.9%
MONEY MARKET FUNDS
Federated Government Obligations Fund, 0.04%[e]		2,000,000	$2,000,000
State Street Institutional Liquid Reserves Fund, 0.21%[e]		2,000,000	2,000,000
TOTAL SHORT-TERM INVESTMENTS (Identified cost—$4,000,000)			4,000,000
TOTAL INVESTMENTS (Identified cost—$365,756,309)	100.0%		451,290,871
LIABILITIES IN EXCESS OF OTHER ASSETS	(0.0)		(109,681)
NET ASSETS	100.0%		$451,181,190

Glossary of Portfolio Abbreviation

REIT  Real Estate Investment Trust

Note: Percentages indicated are based on the net assets of the Fund.

a  Illiquid security. Aggregate holdings equal 0.2% of net assets of the Fund.

b  Resale is restricted to qualified institutional investors. Aggregate holdings equal 0.2% of net assets of the Fund.

c  Non-income producing security.

d  Fair valued security. This security has been valued at its fair value as determined in good faith under procedures established by and under the general supervision of the Fund's Board of Directors. Aggregate fair value securities represent 0.6% of net assets of the Fund, including 0.4% which have been fair valued pursuant to foreign security fair value pricing procedures approved by the Board of Directors.

e  Rate quoted represents the seven day yield of the fund.

See accompanying notes to financial statements.

COHEN & STEERS REALTY INCOME FUND, INC.

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2010 (Unaudited)

ASSETS:
Investments in securities, at value (Identified cost—$365,756,309)	$451,290,871
Cash	66,503
Foreign currency, at value (Identified cost—$24,502)	24,327
Receivable for:
Fund shares sold	1,679,184
Dividends and interest	1,318,083
Investment securities sold	733,627
Other assets	2,501
Total Assets	455,115,096
LIABILITIES:
Payable for:
Fund shares redeemed	2,526,569
Dividends declared	683,507
Investment advisory fees	294,352
Investment securities purchased	109,795
Distribution fees	11,357
Administration fees	7,849
Shareholder servicing fees	3,969
Directors' fees	1,979
Other liabilities	294,529
Total Liabilities	3,933,906
NET ASSETS	$451,181,190
NET ASSETS consist of:
Paid-in-capital	$491,547,909
Dividends in excess of net investment income	(2,427,452)
Accumulated net realized loss	(123,470,748)
Net unrealized appreciation	85,531,481
$451,181,190

See accompanying notes to financial statements.

COHEN & STEERS REALTY INCOME FUND, INC.

STATEMENT OF ASSETS AND LIABILITIES—(Continued)

June 30, 2010 (Unaudited)

CLASS A SHARES:
NET ASSETS	$194,928,148
Shares issued and outstanding ($0.001 par value common stock outstanding)	20,707,061
Net asset value and redemption price per share	$9.41
Maximum offering price per share ($9.41÷ 0.955)[a]	$9.85
CLASS B SHARES:
NET ASSETS	$25,088,045
Shares issued and outstanding ($0.001 par value common stock outstanding)	2,819,892
Net asset value and offering price per share[b]	$8.90
CLASS C SHARES:
NET ASSETS	$177,875,462
Shares issued and outstanding ($0.001 par value common stock outstanding)	20,009,076
Net asset value and offering price per share[b]	$8.89
CLASS I SHARES:
NET ASSETS	$53,289,535
Shares issued and outstanding ($0.001 par value common stock outstanding)	5,495,085
Net asset value, offering and redemption price per share	$9.70

a  On investments of $100,000 or more, the offering price is reduced.

b  Redemption price per share is equal to the net asset value per share less any applicable deferred sales charge which varies with the length of time shares are held.

See accompanying notes to financial statements.

COHEN & STEERS REALTY INCOME FUND, INC.

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2010 (Unaudited)

Investment Income:
Dividend income	$5,612,636
Interest income	38,578
Total Income	5,651,214
Expenses:
Investment advisory fees	1,678,150
Distribution fees—Class A	233,753
Distribution fees—Class B	112,649
Distribution fees—Class C	655,326
Shareholder servicing fees—Class A	93,501
Shareholder servicing fees—Class B	37,550
Shareholder servicing fees—Class C	218,442
Transfer agent fees and expenses	172,143
Administration fees	125,064
Shareholder reporting expenses	69,197
Professional fees	48,116
Registration and filing fees	40,917
Custodian fees and expenses	27,934
Directors' fees and expenses	22,883
Line of credit fees	11,774
Miscellaneous	19,872
Total Expenses	3,567,271
Net Investment Income	2,083,943
Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	27,343,449
Options	156,849
Foreign currency transactions	(43,133)
Net realized gain	27,457,165
Net change in unrealized appreciation (depreciation) on:
Investments	(12,274,960)
Foreign currency translations	(1,761)
Net change in unrealized appreciation (depreciation)	(12,276,721)
Net realized and unrealized gain	15,180,444
Net Increase in Net Assets Resulting from Operations	$17,264,387

See accompanying notes to financial statements.

COHEN & STEERS REALTY INCOME FUND, INC.

STATEMENT OF CHANGES IN NET ASSETS (Unaudited)

	For the Six Months Ended June 30, 2010	For the Year Ended December 31, 2009
Change in Net Assets:
From Operations:
Net investment income	$2,083,943	$6,123,968
Net realized gain (loss)	27,457,165	(47,126,407)
Net change in unrealized appreciation (depreciation)	(12,276,721)	145,351,106
Net increase in net assets resulting from operations	17,264,387	104,348,667
Dividends and Distributions to Shareholders from:
Net investment income:
Class A	(2,077,981)	(3,162,408)
Class B	(224,373)	(703,335)
Class C	(1,492,493)	(2,948,195)
Class I	(651,082)	(1,519,804)
Tax return of capital:
Class A	—	(1,097,663)
Class B	—	(320,365)
Class C	—	(1,282,316)
Class I	—	(461,623)
Total dividends and distributions to shareholders	(4,445,929)	(11,495,709)
Capital Stock Transactions:
Increase (decrease) in net assets from Fund share transactions	21,712,361	(32,986,817)
Total increase in net assets	34,530,819	59,866,141
Net Assets:
Beginning of period	416,650,371	356,784,230
End of period[a]	$451,181,190	$416,650,371

a  Includes dividends in excess of net investment income of $2,427,452 and $65,466, respectively.

See accompanying notes to financial statements.

COHEN & STEERS REALTY INCOME FUND, INC.

FINANCIAL HIGHLIGHTS (Unaudited)

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements. It should be read in conjunction with the financial statements and notes thereto.

	Class A
	For the Six	For Year Ended December 31,
	Months Ended
Per Share Operating Performance:	June 30, 2010	2009	2008	2007	2006	2005
Net asset value, beginning of period	$9.07	$6.87	$11.18	$16.83	$15.28	$17.22
Income from investment operations:
Net investment income[a]	0.06	0.15	0.22	0.28 [b]	0.37	0.33
Net realized and unrealized gain (loss)	0.38	2.31	(4.15)	(3.63)	4.07	0.82
Total from investment operations	0.44	2.46	(3.93)	(3.35)	4.44	1.15
Less dividends and distributions to shareholders from:
Net investment income	(0.10)	(0.20)	(0.23)	(0.37)	(0.34)	(0.32)
Net realized gain	—	—	—	(1.93)	(2.39)	(2.59)
Tax return of capital	—	(0.06)	(0.15)	—	(0.16)	(0.18)
Total dividends and distributions to shareholders	(0.10)	(0.26)	(0.38)	(2.30)	(2.89)	(3.09)
Redemption fees retained by the Fund	0.00 [c]	0.00 [c]	0.00 [c]	0.00 [c]	0.00 [c]	0.00 [c]
Net increase (decrease) in net asset value	0.34	2.20	(4.31)	(5.65)	1.55	(1.94)
Net asset value, end of period	$9.41	$9.07	$6.87	$11.18	$16.83	$15.28
Total investment return[e]	4.86%[d]	37.43%	–36.07%	–20.36%	29.91%	6.70%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$194.9	$161.4	$126.0	$281.9	$518.8	$491.7
Ratio of expenses to average daily net assets	1.34%[f,g]	1.39%[g]	1.32%	1.25%	1.25%	1.26%
Ratio of net investment income to average daily net assets	1.20%[f]	2.19%	2.17%	1.79%	2.19%	1.93%
Portfolio turnover rate	51%[d]	119%	92%	35%	28%	25%

a  Calculation based on average shares outstanding.

b  10% of net investment income was attributable to a special dividend paid by Boston Properties, Inc.

c  Amount is less than $0.005.

d  Not annualized.

e  Does not reflect sales charges, which would reduce return.

f  Annualized.

g  Reflects Fund level ratio for non-class specific expenses.

See accompanying notes to financial statements.

COHEN & STEERS REALTY INCOME FUND, INC.

FINANCIAL HIGHLIGHTS (Unaudited)—(Continued)

	Class B
	For the Six	For Year Ended December 31,
	Months Ended
Per Share Operating Performance:	June 30, 2010	2009	2008	2007	2006	2005
Net asset value, beginning of period	$8.57	$6.51	$10.61	$16.11	$14.72	$16.71
Income from investment operations:
Net investment income[a]	0.02	0.09	0.14	0.19 [b]	0.25	0.22
Net realized and unrealized gain (loss)	0.38	2.18	(3.92)	(3.49)	3.92	0.78
Total from investment operations	0.40	2.27	(3.78)	(3.30)	4.17	1.00
Less dividends and distributions to shareholders from:
Net investment income	(0.07)	(0.15)	(0.17)	(0.27)	(0.23)	(0.22)
Net realized gain	—	—	—	(1.93)	(2.39)	(2.59)
Tax return of capital	—	(0.06)	(0.15)	—	(0.16)	(0.18)
Total dividends and distributions to shareholders	(0.07)	(0.21)	(0.32)	(2.20)	(2.78)	(2.99)
Redemption fees retained by the Fund	0.00 [c]	0.00 [c]	0.00 [c]	0.00 [c]	0.00 [c]	0.00 [c]
Net increase (decrease) in net asset value	0.33	2.06	(4.10)	(5.50)	1.39	(1.99)
Net asset value, end of period	$8.90	$8.57	$6.51	$10.61	$16.11	$14.72
Total investment return[d]	4.67%[e]	36.45%	–36.46%	–20.90%	29.14%	5.95%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$25.1	$32.5	$41.2	$102.7	$217.1	$220.1
Ratio of expenses to average daily net assets	1.99%[f,g]	2.04%[g]	1.97%	1.90%	1.90%	1.91%
Ratio of net investment income to average daily net assets	0.50%[f]	1.48%	1.39%	1.27%	1.51%	1.31%
Portfolio turnover rate	51%[e]	119%	92%	35%	28%	25%

a  Calculation based on average shares outstanding.

b  10% of net investment income was attributable to a special dividend paid by Boston Properties, Inc.

c  Amount is less than $0.005.

d  Does not reflect sales charges, which would reduce return.

e  Not annualized.

f  Annualized.

g  Reflects Fund level ratio for non-class specific expenses.

See accompanying notes to financial statements.

COHEN & STEERS REALTY INCOME FUND, INC.

FINANCIAL HIGHLIGHTS (Unaudited)—(Continued)

	Class C
	For the Six	For Year Ended December 31,
	Months Ended
Per Share Operating Performance:	June 30, 2010	2009	2008	2007	2006	2005
Net asset value, beginning of period	$8.57	$6.51	$10.61	$16.11	$14.72	$16.71
Income from investment operations:
Net investment income[a]	0.02	0.09	0.14	0.19 [b]	0.25	0.22
Net realized and unrealized gain (loss)	0.38	2.19	(3.93)	(3.49)	3.92	0.78
Total from investment operations	0.40	2.28	(3.79)	(3.30)	4.17	1.00
Less dividends and distributions to shareholders from:
Net investment income	(0.08)	(0.16)	(0.16)	(0.27)	(0.23)	(0.22)
Net realized gain	—	—	—	(1.93)	(2.39)	(2.59)
Tax return of capital	—	(0.06)	(0.15)	—	(0.16)	(0.18)
Total dividends and distributions to shareholders	(0.08)	(0.22)	(0.31)	(2.20)	(2.78)	(2.99)
Redemption fees retained by the Fund	0.00 [c]	0.00 [c]	0.00 [c]	0.00 [c]	0.00 [c]	0.00 [c]
Net increase (decrease) in net asset value	0.32	2.06	(4.10)	(5.50)	1.39	(1.99)
Net asset value, end of period	$8.89	$8.57	$6.51	$10.61	$16.11	$14.72
Total investment return[d]	4.61%[e]	36.48%	–36.47%	–20.90%	29.14%	5.95%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$177.9	$164.1	$141.1	$302.6	$626.2	$601.0
Ratio of expenses to average daily net assets	1.99%[f,g]	2.04%[g]	1.97%	1.90%	1.90%	1.91%
Ratio of net investment income to average daily net assets	0.54%[f]	1.45%	1.44%	1.27%	1.52%	1.34%
Portfolio turnover rate	51%[e]	119%	92%	35%	28%	25%

a  Calculation based on average shares outstanding.

b  10% of net investment income was attributable to a special dividend paid by Boston Properties, Inc.

c  Amount is less than $0.005.

d  Does not reflect sales charges, which would reduce return.

e  Not annualized.

f  Annualized.

g  Reflects Fund level ratio for non-class specific expenses.

See accompanying notes to financial statements.

COHEN & STEERS REALTY INCOME FUND, INC.

FINANCIAL HIGHLIGHTS (Unaudited)—(Continued)

	Class I
	For the Six	For Year Ended December 31,
	Months Ended
Per Share Operating Performance:	June 30, 2010	2009	2008	2007	2006	2005
Net asset value, beginning of period	$9.34	$7.07	$11.49	$17.23	$15.57	$17.48
Income from investment operations:
Net investment income[a]	0.07	0.18	0.27	0.34 [b]	0.44	0.42
Net realized and unrealized gain (loss)	0.41	2.37	(4.27)	(3.72)	4.15	0.81
Total from investment operations	0.48	2.55	(4.00)	(3.38)	4.59	1.23
Less dividends and distributions to shareholders from:
Net investment income	(0.12)	(0.22)	(0.27)	(0.43)	(0.38)	(0.37)
Net realized gain	—	—	—	(1.93)	(2.39)	(2.59)
Tax return of capital	—	(0.06)	(0.15)	—	(0.16)	(0.18)
Total dividends and distributions to shareholders	(0.12)	(0.28)	(0.42)	(2.36)	(2.93)	(3.14)
Redemption fees retained by the Fund	0.00 [c]	0.00 [c]	0.00 [c]	0.00 [c]	0.00 [c]	0.00 [c]
Net increase (decrease) in net asset value	0.36	2.27	(4.42)	(5.74)	1.66	(1.91)
Net asset value, end of period	$9.70	$9.34	$7.07	$11.49	$17.23	$15.57
Total investment return	5.12%[d]	37.81%	–35.82%	–20.11%	30.48%	6.98%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$53.3	$58.6	$48.5	$117.2	$179.3	$177.1
Ratio of expenses to average daily net assets	0.99%[e,f]	1.04%[f]	0.97%	0.90%	0.90%	0.91%
Ratio of net investment income to average daily net assets	1.50%[e]	2.59%	2.56%	2.07%	2.53%	2.40%
Portfolio turnover rate	51%[d]	119%	92%	35%	28%	25%

a  Calculation based on average shares outstanding.

b  10% of net investment income was attributable to a special dividend paid by Boston Properties, Inc.

c  Amount is less than $0.005.

d  Not annualized.

e  Annualized.

f  Reflects Fund level ratio for non-class specific expenses.

See accompanying notes to financial statements.

COHEN & STEERS REALTY INCOME FUND, INC.

NOTES TO FINANCIAL STATEMENTS (Unaudited)

Note 1. Significant Accounting Policies

Cohen & Steers Realty Income Fund, Inc. (the Fund) was incorporated under the laws of the State of Maryland on July 3, 1997 and is registered under the Investment Company Act of 1940, as amended, as a nondiversified, open-end management investment company. The Fund's investment objective is total return. The authorized shares of the Fund are divided into four classes designated Class A, B, C, and I shares. Class B shares are no longer offered except through dividend reinvestment and permitted exchanges by existing Class B shareholders. Each of the Fund's shares has equal dividend, liquidation and voting rights (except for matters relating to distributions and shareholder servicing of such shares). Class B shares automatically convert to Class A shares at the end of the month which precedes the eighth anniversary of the purchase date.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (GAAP). The preparation of the financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Portfolio Valuation: Investments in securities that are listed on the New York Stock Exchange are valued, except as indicated below, at the last sale price reflected at the close of the New York Stock Exchange on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices for the day or, if no asked price is available, at the bid price. Exchange traded options are valued at their last sale price as of the close of options trading on applicable exchanges. In the absence of a last sale, options are valued at the average of the quoted bid and asked prices as of the close of business. Over-the-counter options quotations are provided by the respective counterparty.

Securities not listed on the New York Stock Exchange but listed on other domestic or foreign securities exchanges are valued in a similar manner. Securities traded on more than one securities exchange are valued at the last sale price on the business day as of which such value is being determined as reflected on the tape at the close of the exchange representing the principal market for such securities. If after the close of a foreign market, but prior to the close of business on the day the securities are being valued, market conditions change significantly, certain foreign securities may be fair valued pursuant to procedures established by the Board of Directors.

Readily marketable securities traded in the over-the-counter market, including listed securities whose primary market is believed by Cohen & Steers Capital Management, Inc. (the advisor) to be over-the-counter, are valued at the official closing prices as reported by sources as the Board of Directors deem appropriate to reflect their fair market value. If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices or the day, or if no asked price is available, at the bid price. However, certain fixed-income securities

COHEN & STEERS REALTY INCOME FUND, INC.

NOTES TO FINANCIAL STATEMENTS (Unaudited)—(Continued)

may be valued on the basis of prices provided by a pricing service when such prices are believed by the Board of Directors to reflect the fair market value of such securities.

Securities for which market prices are unavailable, or securities for which the advisor determines that the bid and/or asked price does not reflect market value, will be valued at fair value pursuant to procedures approved by the Fund's Board of Directors. Circumstances in which market prices may be unavailable include, but are not limited to, when trading in a security is suspended, the exchange on which the security is traded is subject to an unscheduled close or disruption or material events occur after the close of the exchange on which the security is principally traded. In these circumstances, the Fund determines fair value in a manner that fairly reflects the market value of the security on the valuation date based on consideration of any information or factors it deems appropriate. These may include, but are not limited to, recent transactions in comparable securities, information relating to the specific security and developments in the markets.

The Fund's use of fair value pricing may cause the net asset value of Fund shares to differ from the net asset value that would be calculated using market quotations. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security.

Short-term debt securities with a maturity date of 60 days or less are valued at amortized cost, which approximates value. Investments in open-end mutual funds are valued at their closing net asset value.

Fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. The hierarchy of inputs that are used in determining the fair value of the Fund's investments is summarized below.

•  Level 1—quoted prices in active markets for identical investments

•  Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, credit risk, etc.)

•  Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

COHEN & STEERS REALTY INCOME FUND, INC.

NOTES TO FINANCIAL STATEMENTS (Unaudited)—(Continued)

The following is a summary of the inputs used as of June 30, 2010 in valuing the Fund's investments carried at value:

	Total	Quoted Prices In Active Market for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Common Stock—Bank	$898,000	—	—	$898,000
Common Stock—Real Estate—Industrial	16,264,195	$15,402,068	$862,127	—
Common Stock—Real Estate— Residential—Apartment	76,153,009	75,406,907	746,102	—
Common Stock—Other Industries	335,210,417	335,210,417	—	—
Preferred Securities—$25 Par Value	16,312,762	16,312,762	—	—
Corporate Bonds	2,452,488	—	2,452,488	—
Money Market Funds	4,000,000	—	4,000,000	—
Total Investments	$451,290,871	$442,332,154	$8,060,717	$898,000

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Investments in Securities
Balance as of December 31, 2009	$—
Purchases	898,000
Balance as of June 30, 2010	$898,000

Investments classified as Level 3 infrequently trade and have significant unobservable inputs. The Level 3 common stock has been fair valued utilizing inputs and assumptions which include book value, recent comparables in similar securities, as well as liquidity and market risk factors.

Security Transactions, Investment Income and Expense Allocations: Security transactions are recorded on trade date. Realized gains and losses on investments sold are recorded on the basis of identified cost. Interest income is recorded on the accrual basis. Discounts are accreted and premiums are amortized over the life of the respective securities. Dividend income is recorded on the ex-dividend date, except for certain dividends on foreign securities, which are recorded as soon as the Fund is informed after the ex-dividend date. The Fund records distributions received in excess of income from underlying investments as a reduction of cost of investments and/or

COHEN & STEERS REALTY INCOME FUND, INC.

NOTES TO FINANCIAL STATEMENTS (Unaudited)—(Continued)

an increase in realized gain. Such amounts are based on estimates if actual amounts are not available, and actual amounts of income, realized gain and return of capital may differ from the estimated amounts. The Fund adjusts the estimated amounts of the components of distributions (and consequently its net investment income) as an increase to unrealized appreciation/(depreciation) and realized gain/(loss) on investments as necessary once the issuers provide information about the actual composition of the distributions. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

Options: The Fund may write put or covered call options on an index or a security with the intention of earning option premiums. Option premiums may increase the Fund's realized gains and therefore may help increase distributable income. When a Fund writes (sells) an option, an amount equal to the premium received by the Fund is recorded in the Statement of Assets and Liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written. When an option expires, the Fund realizes a gain on the option to the extent of the premiums received. Premiums received from writing options which are exercised or closed, are added to or offset against the proceeds or amount paid on the transaction to determine the realized gain or loss. If a put option on a security is exercised, the premium reduces the cost basis of the securities purchased by the Fund. The Fund, as writer of an option, bears the market risk of an unfavorable change in the price of the underlying index or security. Other risks include the possibility of an illiquid options market or the inability of the counterparties to fulfill their obligations under the contract.

Foreign Currency Translations: The books and records of the Fund are maintained in U.S. dollars as follows: (1) the foreign currency market value of investment securities, other assets and liabilities and foreign currency contracts are translated at the exchange rates prevailing at the end of the period; and (2) purchases, sales, income and expenses are translated at the exchange rates prevailing on the respective dates of such transactions. The resultant exchange gains and losses are recorded as realized and unrealized gain/loss on foreign exchange transactions. Pursuant to U.S. federal income tax regulations, certain foreign exchange gains/losses included in realized and unrealized gain/loss are included in or are a reduction of ordinary income for federal income tax purposes. The Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in the market prices of the securities.

Foreign Securities: The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the ability to repatriate funds, less complete financial information about companies and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. issuers.

COHEN & STEERS REALTY INCOME FUND, INC.

NOTES TO FINANCIAL STATEMENTS (Unaudited)—(Continued)

Dividends and Distributions to Shareholders: Dividends from net investment income and capital gain distributions are determined in accordance with U.S. federal income tax regulations, which may differ from GAAP. Dividends from net investment income, if any, are declared and paid quarterly. Net realized capital gains, unless offset by any available capital loss carryforward, are typically distributed to shareholders at least annually. Dividends and distributions to shareholders are recorded on the ex-dividend date and are automatically reinvested in full and fractional shares of the Fund based on the net asset value per share at the close of business on the payable date unless the shareholder has elected to have them paid in cash.

Distributions paid by the Fund are subject to recharacterization for tax purposes. Based upon the results of operations for the six months ended June 30, 2010, the advisor considers it likely that a portion of the dividends will be reclassified to return of capital upon the final determination of the Fund's taxable income for the year.

Income Taxes: It is the policy of the Fund to continue to qualify as a regulated investment company, if such qualification is in the best interest of the shareholders, by complying with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies, and by distributing substantially all of its taxable earnings to its shareholders. Accordingly, no provision for federal income or excise tax is necessary. Management has analyzed the Fund's tax positions taken on federal income tax returns as well as its tax positions in non-U.S. jurisdictions where it trades for all open tax years and has concluded that as of June 30, 2010, no provisions for income tax would be required in the Fund's financial statements. The Fund's tax positions for the tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service, state departments of revenue and by foreign tax authorities.

Note 2. Investment Advisory and Administration Fees and Other Transactions with Affiliates

Investment Advisory Fees: The advisor serves as the Fund's investment advisor pursuant to an investment advisory agreement (the investment advisory agreement). Under the terms of the investment advisory agreement, the advisor provides the Fund with day-to-day investment decisions and generally manages the Fund's investments in accordance with the stated policies of the Fund, subject to the supervision of the Board of Directors.

For the services provided to the Fund, the advisor receives a fee, accrued daily and paid monthly, at the annual rate of 0.75% of the average daily net assets of the Fund for the first $1.5 billion and 0.65% thereafter of the average daily net assets of the Fund.

Administration Fees: The Fund has entered into an administration agreement with the advisor under which the advisor performs certain administrative functions for the Fund and receives a fee, accrued daily and paid monthly, at the annual rate of 0.02% of the Fund's average daily net assets. For the six months ended June 30, 2010, the Fund paid the advisor $44,751 in fees under this administration agreement. Additionally, the Fund pays State Street Bank and Trust Company as sub-administrator under a fund accounting and administration agreement.

COHEN & STEERS REALTY INCOME FUND, INC.

NOTES TO FINANCIAL STATEMENTS (Unaudited)—(Continued)

Distribution Fees: Shares of the Fund are distributed by Cohen & Steers Securities, LLC (the distributor), an affiliated entity of the advisor. The Fund has adopted a distribution plan (the plan) pursuant to Rule 12b-1 under the Investment Company Act of 1940. The plan provides that the Fund will pay the distributor a fee, accrued daily and paid monthly, at an annual rate of up to 0.25% of the average daily net assets attributable to the Class A shares and up to 0.75% of the average daily net assets attributable to the Class B and Class C shares.

For six months ended June 30, 2010, the Fund has been advised that the distributor received $41,621 in sales commissions from the sale of Class A shares and that the distributor also received $11,414 and $17,099 of contingent deferred sales charges relating to redemptions of Class B and Class C shares, respectively. The distributor has advised the Fund that proceeds from the contingent deferred sales charges on the Class B and C shares are paid to the distributor and are used by the distributor to defray its expenses related to providing distribution related services to the Fund in connection with the sale of these classes.

Shareholder Servicing Fees: For shareholder services, the Fund pays the distributor a fee, accrued daily and paid monthly, at an annual rate of up to 0.10% of the average daily net asset value of the Fund's Class A shares and up to 0.25% of the average daily net asset value of the Fund's Class B and Class C shares. The distributor is responsible for paying qualified financial institutions for shareholder services.

Directors' and Officers' Fees: Certain directors and officers of the Fund are also directors, officers, and/or employees of the advisor. The Fund does not pay compensation to any affiliated directors and officers except for the Chief Compliance Officer, who received $4,028 from the Fund for the six months ended June 30, 2010.

Note 3. Purchases and Sales of Securities

Purchases and sales of securities, excluding short-term investments, for the six months ended June 30, 2010, totaled $247,425,762 and $224,722,621, respectively.

Transactions in options written during the six months ended June 30, 2010, were as follows:

	Number of Contracts	Premium
Options outstanding at December 31, 2009	—	$—
Options written	6,084	365,645
Options expired	(1,521)	(67,418)
Options terminated in closing transactions	(2,302)	(126,676)
Options exercised	(2,261)	(171,551)
Options outstanding at June 30, 2010	—	$—

COHEN & STEERS REALTY INCOME FUND, INC.

NOTES TO FINANCIAL STATEMENTS (Unaudited)—(Continued)

Note 4. Income Tax Information

As of June 30, 2010, the federal tax cost and net unrealized appreciation on securities were as follows:

Gross unrealized appreciation	$90,173,329
Gross unrealized depreciation	(4,638,767)
Net unrealized appreciation	$85,534,562
Cost for federal income tax purposes	$365,756,309

As of December 31, 2009, the Fund had a net capital loss carryforward of $114,314,638, of which $56,247,970 will expire on December 31, 2016 and $58,066,668 will expire on December 31, 2017. This carryforward may be used to offset future capital gains to the extent provided by regulations.

Note 5. Capital Stock

The Fund is authorized to issue 200 million shares of capital stock, at a par value of $0.001 per share. The Board of Directors of the Fund may increase or decrease the aggregate number of shares of common stock that the Fund has authority to issue. Transactions in Fund shares were as follows:

	For the Six Months Ended June 30, 2010		For the Year Ended December 31, 2009
	Shares	Amount	Shares	Amount
CLASS A:
Sold	6,296,936	$61,844,057	8,497,040	$58,188,169
Issued as reinvestment of dividends and distributions	151,524	1,468,342	481,954	3,083,847
Redeemed	(3,541,122)	(34,752,459)	(9,514,232)	(58,085,491)
Redemption fees retained by the Fund[a]	—	12,414	—	10,807
Net increase (decrease)	2,907,338	$28,572,354	(535,238)	$3,197,332

COHEN & STEERS REALTY INCOME FUND, INC.

NOTES TO FINANCIAL STATEMENTS (Unaudited)—(Continued)

	For the Six Months Ended June 30, 2010		For the Year Ended December 31, 2009
	Shares	Amount	Shares	Amount
CLASS B:
Sold	10,921	$105,503	35,497	$198,172
Issued as reinvestment of dividends and distributions	13,360	122,894	84,607	492,738
Redeemed	(1,000,854)	(9,126,272)	(2,652,911)	(16,214,774)
Redemption fees retained by the Fund[a]	—	1,854	—	3,419
Net decrease.	(976,573)	$(8,896,021)	(2,532,807)	$(15,520,445)
CLASS C:
Sold	2,763,956	$26,030,647	3,642,207	$23,947,167
Issued as reinvestment of dividends and distributions	76,275	699,270	331,716	1,970,718
Redeemed	(1,984,657)	(17,999,484)	(6,508,578)	(40,013,474)
Redemption fees retained by the Fund[a]	—	11,371	—	12,657
Net increase (decrease).	855,574	$8,741,804	(2,534,655)	$(14,082,932)
CLASS I:
Sold	1,097,364	$11,245,057	1,964,506	$12,643,478
Issued as reinvestment of dividends and distributions	57,216	570,844	265,938	1,741,371
Redeemed	(1,936,150)	(18,525,230)	(2,814,846)	(20,969,140)
Redemption fees retained by the Fund[a]	—	3,553	—	3,519
Net decrease.	(781,570)	$(6,705,776)	(584,402)	$(6,580,772)

a  The Fund may charge a 2% redemption fee on shares sold within 60 days of the time of purchase. Redemption fees are paid directly to the Fund.

Note 6. Borrowings

The Fund, in conjunction with other Cohen & Steers funds, is a party to a $200,000,000 syndicated credit agreement (the credit agreement) with State Street Bank and Trust Company, as administrative agent and

COHEN & STEERS REALTY INCOME FUND, INC.

NOTES TO FINANCIAL STATEMENTS (Unaudited)—(Continued)

operations agent, and the lenders identified in the credit agreement, which expires January 28, 2011. The Fund pays a commitment fee of 0.15% per annum on its proportionate share of the unused portion of the credit agreement.

During the six months ended June 30, 2010, the Fund did not borrow under the credit agreement.

Note 7. Derivative Investments

The following table presents the effect of derivatives held during the six months ended June 30, 2010, along with the respective location in the financial statements. The volume of activity for written options for the six months ended June 30, 2010 is summarized in Note 3.

Statement of Operations
Derivatives	Location	Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)
Equity contracts	Net Realized and Unrealized Gain (Loss)	$156,849	—

Note 8. Other

In the normal course of business, the Fund enters into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is dependent on claims that may be made against the Fund in the future and, therefore, cannot be estimated; however, based on experience, the risk of material loss from such claims is considered remote.

COHEN & STEERS REALTY INCOME FUND, INC.

OTHER INFORMATION

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available (i) without charge, upon request, by calling 800-330-7348, (ii) on our Web site at cohenandsteers.com or (iii) on the Securities and Exchange Commission's Web site at http://www.sec.gov. In addition, the Fund's proxy voting record for the most recent 12-month period ended June 30 is available (i) without charge, upon request, by calling 800-330-7348 or (ii) on the SEC's Web site at http://www.sec.gov.

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q are available (i) without charge, upon request by calling 800-330-7348, or (ii) on the SEC's Web site at http://www.sec.gov. In addition, the Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

Please note that the distributions paid by the Fund to shareholders are subject to recharacterization for tax purposes. The Fund may also pay distributions in excess of the Fund's net investment company taxable income and this excess would be a tax-free return of capital distributed from the Fund's assets. The final tax treatment of all distributions is reported to shareholders on their 1099-DIV forms, which are mailed after the close of each calendar year.

APPROVAL OF INVESTMENT ADVISORY AGREEMENT

The Board of Directors of the Fund, including a majority of the directors who are not parties to the Fund's investment advisory agreement (the "Advisory Agreement"), or interested persons of any such party ("Independent Directors"), has the responsibility under the 1940 Act to approve the Fund's Advisory Agreement for its initial two year term and its continuation annually thereafter at a meeting of the Board of Directors called for the purpose of voting on the approval or continuation. At a meeting held in person on June 22-23, 2010, the Advisory Agreement was discussed and was unanimously continued for a term ending June 30, 2011 by the Fund's Board of Directors, including the Independent Directors. The Independent Directors were represented by independent counsel who assisted them in their deliberations during the meeting and executive session.

In considering whether to continue the Advisory Agreement, the Board of Directors reviewed materials provided by the Fund's investment advisor (the "Investment Advisor") and Fund counsel which included, among other things, fee, expense and performance information compared to peer funds ("Peer Funds") and performance comparisons to a larger category universe, prepared by an independent data provider; summary information prepared by the Investment Advisor; and a memorandum outlining the legal duties of the Board of Directors. The Board of Directors also spoke directly with representatives of the independent data provider and met with investment advisory personnel. In addition, the Board of Directors considered information provided from time to time by the Investment Advisor throughout the year at meetings of the Board of Directors, including presentations by portfolio

COHEN & STEERS REALTY INCOME FUND, INC.

managers relating to the investment performance of the Fund and the investment strategies used in pursuing the Fund's objective. In particular, the Board of Directors considered the following:

(i) The nature, extent and quality of services to be provided by the Investment Advisor: The Board of Directors reviewed the services that the Investment Advisor provides to the Fund, including, but not limited to, making the day-to-day investment decisions for the Fund, and generally managing the Fund's investments in accordance with the stated policies of the Fund. The Board of Directors also discussed with officers and portfolio managers of the Fund the types of transactions that were being done on behalf of the Fund. Additionally, the Board of Directors took into account the services provided by the Investment Advisor to its other funds, including those that have investment objectives and strategies similar to the Fund. The Board of Directors next considered the education, background and experience of the Investment Advisor's personnel, noting particularly that the favorable history and reputation of the portfolio managers for the Fund has had, and would likely continue to have, a favorable impact on the Fund. The Board of Directors further noted the Investment Advisor's ability to attract qualified and experienced personnel. After consideration of the above factors, among others, the Board of Directors concluded that the nature, extent and quality of services provided by the Investment Advisor are adequate and appropriate.

(ii) Investment performance of the Fund and the Investment Advisor: The Board of Directors considered the investment performance of the Fund compared to Peer Funds and compared to a relevant benchmark index. The Board of Directors noted that the Fund outperformed its benchmark and the Peer Funds' medians for the year-to-date, one- and three-year periods ended March 31, 2010. The Board of Directors further noted that that the Fund underperformed the benchmark and the Peer Funds' median for the five-year period ended March 31, 2010 and underperformed the benchmark but outperformed the Peer Funds' median for the ten-year period. The Board of Directors considered that the Fund changed its investment objective to total return from income effective January 15, 2008, and that relative performance has improved since that change. The Board of Directors engaged in discussions with the Investment Advisor regarding the contributors and detractors to the Fund's performance during the periods. The Board of Directors also considered supplemental information provided by the Advisor, including a narrative summary of various factors affecting performance, and the Investment Advisor's performance in managing other real estate funds. The Board of Directors then determined that Fund performance, in light of all the considerations noted above, was satisfactory.

(iii) Cost of the services provided and profits realized by the Investment Advisor from the relationship with the Fund: Next, the Board of Directors considered the advisory fees and administrative fees payable by the Fund as well as total expense ratios. The Board of Directors noted that the Fund's actual advisory fee was higher than the Peer Funds' median and that Fund's the contractual management fee was lower than the Peer Funds median. The Board of Directors further noted that the Fund's total expense ratio was lower than the Peer Funds' median. The Board of Directors noted that the Fund has a breakpoint of 10 basis points on assets over $1.5 billion; however, as the Fund currently had less than $1.5 billion in assets, the reduced fee is not currently applicable. The Board of Directors then considered the administrative services provided by the Investment Advisor, including compliance and

COHEN & STEERS REALTY INCOME FUND, INC.

accounting services, and further noted that the Fund pays an administration fee to the Investment Advisor. In light of the considerations above, the Board of Directors concluded that the Fund's expense structure was satisfactory.

The Board of Directors also reviewed information regarding the profitability to the Investment Advisor of its relationship with the Fund. The Board of Directors considered the level of the Investment Advisor's profits and whether the profits were reasonable for the Investment Advisor. The Board of Directors took into consideration other benefits to be derived by the Investment Advisor in connection with the Advisory Agreement, noting particularly the research and related services, within the meaning of Section 28(e) of the Securities Exchange Act of 1934, as amended, that the Investment Advisor receives by allocating the Fund's brokerage transactions. The Board of Directors also considered the fees received by the Investment Advisor under the Administration Agreement, and noted the significant services received, such as compliance, accounting and operational services and furnishing office space and facilities for the Fund, and providing persons satisfactory to the Board of Directors to serve as officers of the Fund, and that these services were beneficial to the Fund. The Board of Directors concluded that the profits realized by the Investment Advisor from its relationship with the Fund were reasonable and consistent with fiduciary duties.

(iv) The extent to which economies of scale would be realized as the Fund grows and whether fee levels would reflect such economies of scale: The Board of Directors noted that the Fund's advisory fee schedule contains a breakpoint of 10 basis points once the Fund's assets reached $1.5 billion. The Board of Directors considered the Fund's asset size and determined that there were not at this time significant economies of scale that were not being shared with shareholders.

(v) Comparison of services rendered and fees paid to those under other investment advisory contracts, such as contracts of the same and other investment advisers or other clients: As discussed above in (iii), the Board of Directors compared the fees paid under the Advisory Agreements to those under other investment advisory contracts of other investment advisers managing Peer Funds. The Board of Directors also considered the services rendered, fees paid and profitability under the Advisory Agreements to the Investment Advisor's other advisory agreements and advisory contracts with institutional and other clients with similar investment mandates, including subadvised mutual funds and proprietary funds. The Board of Directors also considered the entrepreneurial risk and financial exposure assumed by the Investment Advisor in developing and managing the Fund that the Investment Advisor does not have with institutional and other clients. The Board of Directors determined that on a comparative basis the fees under the Advisory Agreements were reasonable in relation to the services provided.

No single factor was cited as determinative to the decision of the Board of Directors. Rather, after weighing all of the considerations and conclusions discussed above, the Board of Directors, including the Independent Directors, unanimously approved the continuation of the Advisory Agreement.

COHEN & STEERS REALTY INCOME FUND, INC.

Meet the Cohen & Steers family of open-end funds:

COHEN & STEERS
GLOBAL REALTY SHARES

  •  Designed for investors seeking total return, investing primarily in global real estate equity securities

  •  Symbols: CSFAX, CSFBX*, CSFCX, CSSPX

COHEN & STEERS
INSTITUTIONAL GLOBAL REALTY SHARES

  •  Designed for institutional investors seeking total return, investing primarily in global real estate securities

  •  Symbol: GRSIX

COHEN & STEERS
REALTY SHARES

  •  Designed for investors seeking total return, investing primarily in REITs

  •  Symbol: CSRSX

COHEN & STEERS
INSTITUTIONAL REALTY SHARES

  •  Designed for institutional investors seeking total return, investing primarily in REITs

  •  Symbol: CSRIX

COHEN & STEERS
REALTY INCOME FUND

  •  Designed for investors seeking maximum total return, investing primarily in real estate securities with an emphasis on both income and capital appreciation

  •  Symbols: CSEIX, CSBIX*, CSCIX, CSDIX

COHEN & STEERS
INTERNATIONAL REALTY FUND

  •  Designed for investors seeking total return, investing primarily in international real estate securities

  •  Symbols: IRFAX, IRFCX, IRFIX

COHEN & STEERS
ASIA PACIFIC REALTY SHARES

  •  Designed for investors seeking total return, investing primarily in real estate securities located in the Asia Pacific region

  •  Symbols: APFAX, APFCX, APFIX

COHEN & STEERS
GLOBAL INFRASTRUCTURE FUND

  •  Designed for investors seeking total return, investing primarily in global infrastructure securities

  •  Symbols: CSUAX, CSUBX*, CSUCX, CSUIX

COHEN & STEERS
DIVIDEND VALUE FUND

  •  Designed for investors seeking high current income and long-term growth of income and capital appreciation, investing primarily in dividend paying common stocks and preferred stocks

  •  Symbols: DVFAX, DVFCX, DVFIX

COHEN & STEERS
PREFERRED SECURITIES AND INCOME FUND

  •  Designed for investors seeking total return and high current income and capital appreciation, investing primarily in preferred and debt securities

  •  Symbols: CPXAX, CPXCX, CPXIX

  *  Class B shares are no longer offered except through dividend reinvestment and permitted exchanges by existing Class B shareholders.

Please consider the investment objectives, risks, charges and expenses of the fund carefully before investing. A prospectus containing this and other information can be obtained by calling 800-330-7348 or by visiting cohenandsteers.com. Please read the prospectus carefully before investing.

Cohen & Steers Securities, LLC, Distributor

COHEN & STEERS REALTY INCOME FUND, INC.

OFFICERS AND DIRECTORS

Robert H. Steers
Director and co-chairman

Martin Cohen
Director and co-chairman

Bonnie Cohen
Director

George Grossman
Director

Richard E. Kroon
Director

Richard J. Norman
Director

Frank K. Ross
Director

Willard H. Smith Jr.
Director

C. Edward Ward, Jr.
Director

Adam M. Derechin
President and chief executive officer

Joseph M. Harvey
Vice president

Thomas N. Bohjalian
Vice president

Yigal D. Jhirad
Vice president

Francis C. Poli
Secretary

James Giallanza
Treasurer and chief financial officer

Lisa D. Phelan
Chief compliance officer

KEY INFORMATION

Investment Advisor

Cohen & Steers Capital Management, Inc.
280 Park Avenue
New York, NY 10017
(212) 832-3232

Subadministrator and Custodian

State Street Bank and Trust Company
One Lincoln Street
Boston, MA 02111

Transfer Agent

Boston Financial Data Services, Inc.
30 Dan Road
Canton, MA 02021
(800) 437-9912

Legal Counsel

Stroock & Stroock & Lavan LLP
180 Maiden Lane
New York, NY 10038

Distributor

Cohen & Steers Securities, LLC
280 Park Avenue
New York, NY 10017

Nasdaq Symbol: Class A—CSEIX
Class B—CSBIX
Class C—CSCIX
Class I— CSDIX

Web site: cohenandsteers.com

This report is authorized for delivery only to shareholders of Cohen & Steers Realty Income Fund, Inc. unless accompanied or preceded by the delivery of a currently effective prospectus setting forth details of the Fund. Past performance is of course no guarantee of future results and your investment may be worth more or less at the time you sell.

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COHEN & STEERS

REALTY INCOME FUND

280 PARK AVENUE

NEW YORK, NY 10017

SEMIANNUAL REPORT

JUNE 30, 2010

CSEIXSAR

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments.

Included in Item 1 above.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

None.

Item 11. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms and that such material information is accumulated and communicated to the registrant’s management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.

(b) There were no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)  Not applicable.

(a) (2) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3)  Not applicable.

(b) Certifications of principal executive officer and principal financial officer as required by Rule 30a- 2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

COHEN & STEERS REALTY INCOME FUND, INC.

By:	/s/ Adam M. Derechin
Name: Adam M. Derechin
Title: President and Chief Executive Officer

Date:	September 3, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Adam M. Derechin
	Name:	Adam M. Derechin
	Title:	President and Chief Executive Officer
(principal executive officer)

By:	/s/ James Giallanza
	Name:	James Giallanza
	Title:	Treasurer
(principal financial officer)

Date:	September 3, 2010